Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 01, 2015
Registrant Name	dei_EntityRegistrantName	Oppenheimer Global Multi-Asset Growth Fund
Central Index Key	dei_EntityCentralIndexKey	0001640924
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date	rr_ProspectusDate	Aug. 27, 2015